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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

           Report for the Calendar Year or Quarter Ended 12/31/2007

 If amended report check here:    [_]                  Amendment Number: ______

 This Amendment (Check only one): [_] is a restatement
                                  [_] adds new holding
                                      entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.

----------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)         (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


    Anthony W. Soslow         President, Director          (610)567-0320
-------------------------------------------------------------------------------
          Name                      (Title)                   (Phone)


                                                      /s/ Anthony W. Soslow
                                                  ------------------------------
                                                   (Manual Signature of Person
                                                              Duly
                                                    Authorized to Submit This
                                                             Report)


                                                            1/8/2007
                                                   (Place and Date of Signing)

Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       128

Form 13F Information Table Value Total: $865,282
                                       (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

    13F File No.:    Name:                  13F File No.:     Name:
    ---------------  -----------------      ----------------  ----------------

1.  28-                                 6.
    ---------------  -----------------      ----------------  ----------------

2.                                      7.
    ---------------  -----------------      ----------------  ----------------

3.                                      8.
    ---------------  -----------------      ----------------  ----------------

4.                                      9.
    ---------------  -----------------      ----------------  ----------------

5.                                      10.
    ---------------  -----------------      ----------------  ----------------

                                   FORM 13F
                               INFORMATION TABLE

                                                           PAGE 1

                                                              ITEM 6                      ITEM 8
                                      ITEM 4   ITEM 5   INVESTMENT DISCRETION        VOTING AUTHORITY
                    ITEM 2             FAIR    SHARES   ---------------------        ----------------
                    TITLE   ITEM 3    MARKET     OF                   SHARED  ITEM 7
ITEM 1                OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER   MANA-  SOLE SHARED NONE
NAME OF ISSUER      CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)     GERS  (A)   (B)   (C)
--------------      ------ --------- -------- --------- ----  ------  ------  ------ ---- ------ ----
AT&T Inc........... Stock  00206r102   4,253   102,325  Sole                   N/A        Shared
Abercrombie &
  Fitch Co......... Stock    2896207   1,684    21,054  Sole                   N/A        Shared
Aeropostale,
  Inc.............. Stock    7865108   8,110   306,021  Sole                   N/A        Shared
Aetna, Inc......... Stock  00817y108   4,195    72,658  Sole                   N/A        Shared
Alcoa, Inc......... Stock   13817101   2,342    64,090  Sole                   N/A        Shared
Altera............. Stock  021441100   5,804   300,430  Sole                   N/A        Shared
AmSurg Corp........ Stock  03232p405  11,261   416,147  Sole                   N/A        Shared
America's
  Car-Mart,
  Inc.............. Stock  03062t105     216    17,175  Sole                   N/A        Shared
American Eagle..... Stock  02553e106   5,242   252,391  Sole                   N/A        Shared
American
  Financial
  Group............ Stock  025932104  17,965   622,070  Sole                   N/A        Shared
American Int'l
  Group............ Stock  026874107   2,010    34,475  Sole                   N/A        Shared
Amerisafe, Inc..... Stock  03071H100     273    17,600  Sole                   N/A        Shared
Ametek............. Stock  031100100  29,384   627,324  Sole                   N/A        Shared
Amphenol Corp...... Stock  032095101  24,498   528,325  Sole                   N/A        Shared
Anaren Inc......... Stock  032744104     228    13,800  Sole                   N/A        Shared
Anixter Intl Inc... Stock  035290105  13,443   215,886  Sole                   N/A        Shared
Applied
  Materials........ Stock  038222105   2,010   113,192  Sole                   N/A        Shared
Archer-Daniels
  Midland Co....... Stock  039483102   2,617    56,357  Sole                   N/A        Shared
Avnet, Inc......... Stock  053807103   1,878    53,709  Sole                   N/A        Shared
BJ Services Co..... Stock  055482103     975    40,200  Sole                   N/A        Shared
Barnes Group,
  Inc.............. Stock  067806109  16,863   505,028  Sole                   N/A        Shared
Barr
  Pharmaceuticals.. Stock  068306109   5,322   100,225  Sole                   N/A        Shared
Berkley W.R.
  Corp............. Stock   84423102  22,449   753,053  Sole                   N/A        Shared
CSX Corp........... Stock  126408103   2,203    50,085  Sole                   N/A        Shared
Ceradyne, Inc...... Stock  156710105  18,731   399,119  Sole                   N/A        Shared
Charlotte Russe
  Holding.......... Stock  161048108     228    14,125  Sole                   N/A        Shared
Cigna Corp......... Stock  125509109   4,842    90,110  Sole                   N/A        Shared
Cisco Systems...... Stock  17275r102   2,315    85,534  Sole                   N/A        Shared
Columbia
  Sportswear
  Co............... Stock  198516106     230     5,225  Sole                   N/A        Shared
Companhia Vale
  do Rio........... Stock  204412209   3,946   120,781  Sole                   N/A        Shared
Coventry
  Healthcare....... Stock  222862104   4,747    80,125  Sole                   N/A        Shared
Cummins Engine
  Inc.............. Stock  231021106   4,463    35,040  Sole                   N/A        Shared
Cymer Inc.......... Stock  232572107  14,669   376,809  Sole                   N/A        Shared
Diodes, Inc........ Stock  254543101     232     7,725  Sole                   N/A        Shared
Dollar Tree Stores,
  Inc.............. Stock  256747106   5,933   228,898  Sole                   N/A        Shared
Dryships Inc....... Stock  Y2109Q101   3,101    40,060  Sole                   N/A        Shared
Dynamic research
  Corp............. Stock  268057106     204    18,850  Sole                   N/A        Shared
EZCORP, Inc........ Stock  302301106     242    21,450  Sole                   N/A        Shared
Ensco
  International.... Stock  26874q100   2,204    36,974  Sole                   N/A        Shared
Forest Lab Inc..... Stock  345838106   6,620   181,609  Sole                   N/A        Shared
Fossil, Inc........ Stock  349882100  21,256   506,326  Sole                   N/A        Shared

                                                              ITEM 6                      ITEM 8
                                      ITEM 4   ITEM 5   INVESTMENT DISCRETION        VOTING AUTHORITY
                    ITEM 2             FAIR    SHARES   ---------------------        ----------------
                    TITLE   ITEM 3    MARKET     OF                   SHARED  ITEM 7
ITEM 1                OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER   MANA-  SOLE SHARED NONE
NAME OF ISSUER      CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)     GERS  (A)   (B)   (C)
--------------      ------ --------- -------- --------- ----  ------  ------  ------ ---- ------ ----
Freeport-
  McMoRan
  C&G.............. Stock  35671D857   1,982    19,346  Sole                   N/A        Shared
Gardner Denver
  Inc.............. Stock  365558105   8,076   244,730  Sole                   N/A        Shared
Genco Shipping &
  Trading Lt....... Stock  Y2685T107   2,717    49,620  Sole                   N/A        Shared
General
  Dynamics......... Stock  369550108   3,535    39,726  Sole                   N/A        Shared
General Electric... Stock  369604103     216     5,840  Sole                   N/A        Shared
Grant Prideco
  Inc.............. Stock  38821g101   2,781    50,095  Sole                   N/A        Shared
Gymboree Corp...... Stock  403777105  16,840   552,866  Sole                   N/A        Shared
H&E Eqipment
  Services Inc..... Stock  404030108     342    18,100  Sole                   N/A        Shared
Hartford Financial
  Svcs............. Stock  416515104   2,289    26,256  Sole                   N/A        Shared
HCC Insurance
  Holdings,
  Inc.............. Stock  404132102  19,688   686,461  Sole                   N/A        Shared
Health Net, Inc.... Stock  42222G108  17,161   355,293  Sole                   N/A        Shared
Helix Energy
  Solutions........ Stock  42330P107   3,326    80,135  Sole                   N/A        Shared
Herbalife Ltd...... Stock  G4412G101   3,025    75,090  Sole                   N/A        Shared
Holly Corp......... Stock  435758305   1,532    30,105  Sole                   N/A        Shared
Hornbeck Offshore
  Services......... Stock  440543106  19,032   423,393  Sole                   N/A        Shared
Insite Vision
  Inc.............. Stock  457660108     159   212,461  Sole                   N/A        Shared
International
  Business
  Machines......... Stock  459200101   3,324    30,749  Sole                   N/A        Shared
Jakks Pacific
  Inc.............. Stock  47012e106     211     8,925  Sole                   N/A        Shared
Johnson &
  Johnson.......... Stock  478160104     222     3,335  Sole                   N/A        Shared
Jos. A Bank
  Clothiers, Inc... Stock  480838101  15,049   528,959  Sole                   N/A        Shared
Journal
  Communications... Stock  481130102     221    24,700  Sole                   N/A        Shared
KLA-Tenecor........ Stock  482480100   4,822   100,130  Sole                   N/A        Shared
L-3
  Communications... Stock  502424104   3,183    30,050  Sole                   N/A        Shared
LAM Research
  Corp............. Stock  512807108   5,823   134,695  Sole                   N/A        Shared
Lincare
  Holdings......... Stock  532791100  17,311   492,355  Sole                   N/A        Shared
Lincoln Electric
  Holdings......... Stock  533900106   4,633    65,095  Sole                   N/A        Shared
MPS Group Inc...... Stock  553409103   8,971   819,995  Sole                   N/A        Shared
MSC Industrial
  Direct........... Stock  553530106   8,125   200,764  Sole                   N/A        Shared
Magna
  International.... Stock  559222401   3,225    40,100  Sole                   N/A        Shared
Marathon Oil
  Corp............. Stock  565849106   2,046    33,610  Sole                   N/A        Shared
Maxim Integrated
  Products......... Stock   5777K101   4,641   175,270  Sole                   N/A        Shared
McDonalds.......... Stock  580135101     239     4,050  Sole                   N/A        Shared
Metalico Inc....... Stock  591176102     237    21,850  Sole                   N/A        Shared
Microsoft.......... Stock  594918104     297     8,350  Sole                   N/A        Shared
NBTY Inc........... Stock  628782104     317    11,564  Sole                   N/A        Shared
Nash Finch
  Company.......... Stock  631158102     212     6,000  Sole                   N/A        Shared
National Interstate
  Corp............. Stock  63654u100     286     8,650  Sole                   N/A        Shared
National Oilwell
  Varco............ Stock  637071101     256     3,490  Sole                   N/A        Shared
Navigators
  Group............ Stock  638904102   4,448    68,433  Sole                   N/A        Shared
Netgear, Inc....... Stock  64111q104  15,633   438,255  Sole                   N/A        Shared
Nike Inc. Cl. B.... Stock  654106103   2,752    42,841  Sole                   N/A        Shared
Noble Drilling..... Stock  G65422100   2,300    40,695  Sole                   N/A        Shared
Nokia
  Corporation...... Stock  654902204   3,684    95,952  Sole                   N/A        Shared
Nordstorm Inc...... Stock  655664100   2,210    60,176  Sole                   N/A        Shared
Nu Skin
  Enterrprises,
  Inc.............. Stock  67018T105     203    12,350  Sole                   N/A        Shared
OM Group Inc....... Stock  670872100  24,691   429,107  Sole                   N/A        Shared
Oil States
  Int'l............ Stock  678026105   6,715   196,802  Sole                   N/A        Shared

                                                              ITEM 6                      ITEM 8
                                      ITEM 4   ITEM 5   INVESTMENT DISCRETION        VOTING AUTHORITY
                    ITEM 2             FAIR    SHARES   ---------------------        ----------------
                    TITLE   ITEM 3    MARKET     OF                   SHARED  ITEM 7
ITEM 1                OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER   MANA-  SOLE SHARED NONE
NAME OF ISSUER      CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)     GERS  (A)   (B)   (C)
--------------      ------ --------- -------- --------- ----  ------  ------  ------ ---- ------ ----
Omnivision
  Technologies..... Stock  682128103  11,387   727,576  Sole                   N/A        Shared
Open Text Corp..... Stock  683715106  19,487   619,629  Sole                   N/A        Shared
Oshkosh Truck
  Corp............. Stock  688239201  19,267   407,673  Sole                   N/A        Shared
Parker-Hannifin
  Corp............. Stock  701094104   5,092    67,612  Sole                   N/A        Shared
Phila Con. Holding
  Corp............. Stock  717528103  22,412   569,560  Sole                   N/A        Shared
Polaris Industries,
  Inc.............. Stock  731068102   2,870    60,080  Sole                   N/A        Shared
Portfolio Recovery
  Associates....... Stock  73640Q105     448    11,297  Sole                   N/A        Shared
Premier Global
  Services......... Stock  740585104  12,874   866,911  Sole                   N/A        Shared
ProAssurance
  Corp............. Stock  74267c106  16,510   300,612  Sole                   N/A        Shared
Prudential
  Financial........ Stock  744320102   2,250    24,178  Sole                   N/A        Shared
RF Micro
  Devices.......... Stock  74994l100   4,861   851,250  Sole                   N/A        Shared
Reinsurance Group
  Of America....... Stock  759351109  22,406   426,935  Sole                   N/A        Shared
Rimage
  Corporation...... Stock  766721104     245     9,450  Sole                   N/A        Shared
Rush Enterprises
  Cl. B............ Stock  781846308     319    17,937  Sole                   N/A        Shared
SEI Corp........... Stock  784117103   4,028   125,200  Sole                   N/A        Shared
SMART Modular
  Technologies..... Stock  G82245104     257    25,250  Sole                   N/A        Shared
Scansource......... Stock  806037107  20,859   644,803  Sole                   N/A        Shared
School Specialty
  Inc.............. Stock  807863105     281     8,125  Sole                   N/A        Shared
Sciele Pharma
  Inc.............. Stock  808627103  13,743   672,010  Sole                   N/A        Shared
Seabright Insurance
  Holdings......... Stock  811656107   2,700   179,030  Sole                   N/A        Shared
Seagate
  Technology....... Stock  G7945J104   6,659   261,120  Sole                   N/A        Shared
Sherwin Williams
  Co............... Stock  824348106  18,293   315,180  Sole                   N/A        Shared
Sketchers USA
  Inc.............. Stock  830566105  13,492   691,556  Sole                   N/A        Shared
Southern Copper
  Corp............. Stock  84265v105   2,105    20,025  Sole                   N/A        Shared
Steel Dynamics..... Stock  858119100  27,001   453,262  Sole                   N/A        Shared
Synnex
  Corporation...... Stock  87162w100  16,493   841,470  Sole                   N/A        Shared
Telefonica S.A.
  ADR's............ Stock  879382208     564     5,774  Sole                   N/A        Shared
Telefonos de
  Mexico SA........ Stock  879403780   2,698    73,236  Sole                   N/A        Shared
Thor Industries,
  Inc.............. Stock  885160101  10,540   277,296  Sole                   N/A        Shared
Toro Co............ Stock  891092108  17,757   289,437  Sole                   N/A        Shared
Trinity Industries,
  Inc.............. Stock  896522109   8,226   296,334  Sole                   N/A        Shared
United
  Technologies..... Stock  913017109   3,243    42,373  Sole                   N/A        Shared
United Health
  Group............ Stock  91324p102     231     3,975  Sole                   N/A        Shared
Universal Stainless
  and Alloy........ Stock  913837100     242     6,800  Sole                   N/A        Shared
VF Corp............ Stock  918204108   3,634    52,930  Sole                   N/A        Shared
Valero Energy
  Corp............. Stock  91913y100   2,253    32,168  Sole                   N/A        Shared
Wellpoint, Inc..... Stock  94973V107   3,457    39,407  Sole                   N/A        Shared
World Acceptance
  Corp............. Stock  981419104   4,870   180,504  Sole                   N/A        Shared
iShares Russell
  2000 Index....... Stock  464287655  10,829   142,642  Sole                   N/A        Shared
iShares Russell
  3000 Index....... Stock  464287689   2,226    26,372  Sole                   N/A        Shared